Related Party Transactions and Balances - Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related Party [Abstract]
Revenue from private funds and advisory services	$ 50,693	$ 34,090
Income from equity-accounted investments in multi-family rental properties	75,333	746
Income from equity-accounted investments in Canadian residential developments	8,200	13,378
Income (loss) from investments in U.S. residential developments	31,726	(61,776)
Performance fees expense	(42,272)	(1,055)
Net income (loss) recognized from related parties	$ 123,680	$ (14,617)